Schedule of Net Pre-Tax Appreciation (Decline) of Equity Securities and Limited Partnership Interests Carried at Fair Value Recognized in Net Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Gain (Loss) on Investments [Line Items]
Net pre tax appreciation decline at fair value	$ 4,071
Equity securities
Gain (Loss) on Investments [Line Items]
Net pre tax appreciation decline at fair value	(12,897)
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Net pre tax appreciation decline at fair value	$ 16,968